Organization and Business Basis of Presentations (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Mar. 28, 2013 Maximum [Member]	Mar. 28, 2013 Minimum [Member]
License and Services Revenue	$ 600,000	$ 600,000
Deficit accumulated during the development stage	364,011,261	357,611,780	347,744,756
Working Capital Deficiency	$ 8,200,000	$ 8,100,000
Common stock, shares authorized	750,000,000	750,000,000	750,000,000	1,500,000,000	750,000,000